Note to cash flow statement - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	€ (4,116.2)	€ (5,077.4)	€ (5,426.8)
Proceeds from borrowings			(1,192.0)
Repayments of borrowings	1,100.5	1,039.4	1,722.3
Lease liabilities paid	42.7	46.3	53.0
Lease additions		(122.1)
Interest expense	(3.5)	(3.3)	(3.8)
Foreign exchange	16.2	0.9	(4.2)
Promissory notes	213.5		(225.9)
Balance at end of year	(2,746.8)	(4,116.2)	(5,077.4)
Less than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(1,099.9)	(1,281.4)
Balance at end of year	(89.4)	(1,099.9)	(1,281.4)
More than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(3,016.3)	(3,796.0)
Balance at end of year	€ (2,657.4)	€ (3,016.3)	€ (3,796.0)